Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2015		Dec. 31, 2014
Assets
Cash and due from banks		SFr 92,328		SFr 79,349
of which reported at fair value		89		304
Interest-bearing deposits with banks		867		1,244
of which reported at fair value		2		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		123,049		163,208
of which reported at fair value		83,565		104,283
Securities received as collateral, at fair value		28,511		26,854
of which encumbered		27,940		25,220
Trading assets, at fair value		190,737		241,131
of which encumbered		62,559		77,583
Investment securities		3,090		2,791
of which reported at fair value		3,090		2,791
Other investments		7,021		8,613
of which reported at fair value		4,237		5,654
Net loans		272,995		272,551
of which reported at fair value		20,820		22,913
of which encumbered		108		192
allowance for loan losses		(866)		(758)
Premises and equipment		4,644		4,641
Goodwill		4,808		8,644
Other intangible assets		196		249
of which reported at fair value		112		70
Brokerage receivables		34,542		41,629
Other assets		58,017		70,558
of which reported at fair value		25,627		32,320
of which encumbered		671		250
Total assets		820,805		921,462
Liabilities and equity
Due to banks		21,054		26,009
of which reported at fair value		482		823
Customer deposits		342,705		369,058
of which reported at fair value		3,663		3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		46,598		70,119
of which reported at fair value		32,398		54,732
Obligation to return securities received as collateral, at fair value		28,511		26,854
Trading liabilities, at fair value		48,971		72,655
Short-term borrowings		8,657		25,921
of which reported at fair value		3,112		3,861
Long-term debt		197,608		177,898
of which reported at fair value		80,931		81,166
Brokerage payables		39,452		56,977
Other liabilities		42,231		50,970
of which reported at fair value		11,754		16,938
Total liabilities		775,787		876,461
Common shares		78		64
Additional paid-in capital		31,925		27,007
Retained earnings		29,139		32,083
Treasury shares, at cost		(125)		(192)
Accumulated other comprehensive income/(loss)		(16,635)		(15,003)
Total shareholders' equity		44,382		43,959
Noncontrolling interests		636		1,042
Total equity		45,018		45,001
Total liabilities and equity		SFr 820,805		SFr 921,462
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[1]	2,666,152,845		2,299,616,660
Issued shares (in shares)		1,957,379,244		1,607,168,947
Treasury shares (in shares)		5,910,224		7,666,658
Common shares outstanding (in shares)		1,951,469,020	[2]	1,599,502,289	[3]
Consolidated VIEs
Assets
Cash and due from banks		SFr 1,693		SFr 1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		53		660
Trading assets, at fair value		2,372		4,261
Investment securities		1,009		0
Other investments		1,986		2,105
Net loans		1,312		245
Premises and equipment		327		452
Other assets		14,451		16,134
Liabilities and equity
Customer deposits		0		3
Trading liabilities, at fair value		27		35
Short-term borrowings		81		9,384
Long-term debt		14,826		13,452
Other liabilities		836		1,728
Bank
Assets
Cash and due from banks		90,521		78,000
of which reported at fair value		89		304
Interest-bearing deposits with banks		4,953		4,104
of which reported at fair value		2		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		123,436		163,208
of which reported at fair value		83,565		104,283
Securities received as collateral, at fair value		28,511		26,854
of which encumbered		27,940		25,220
Trading assets, at fair value		191,096		241,313
of which encumbered		62,559		77,583
Investment securities		2,698		2,379
of which reported at fair value		2,698		2,379
Other investments		6,787		8,467
of which reported at fair value		4,227		5,642
Net loans		254,915		255,928
of which reported at fair value		20,820		22,913
of which encumbered		108		192
allowance for loan losses		(724)		(597)
Premises and equipment		4,439		4,441
Goodwill		3,929		7,766
Other intangible assets		196		249
of which reported at fair value		112		70
Brokerage receivables		34,540		41,629
Other assets		57,910		70,511
of which reported at fair value		25,626		32,321
of which encumbered		671		250
Total assets		803,931		904,849
Liabilities and equity
Due to banks		21,460		26,506
of which reported at fair value		490		832
Customer deposits		331,700		357,569
of which reported at fair value		3,656		3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		46,598		70,119
of which reported at fair value		32,398		54,732
Obligation to return securities received as collateral, at fair value		28,511		26,854
Trading liabilities, at fair value		49,054		72,667
Short-term borrowings		8,657		25,921
of which reported at fair value		3,112		3,861
Long-term debt		192,094		172,947
of which reported at fair value		80,002		80,260
Brokerage payables		39,452		56,977
Other liabilities		41,715		50,648
of which reported at fair value		11,745		16,933
Total liabilities		759,241		860,208
Common shares		4,400		4,400
Additional paid-in capital		39,883		34,842
Retained earnings		12,427		15,877
Accumulated other comprehensive income/(loss)		(13,304)		(12,224)
Total shareholders' equity		43,406		42,895
Noncontrolling interests		1,284		1,746
Total equity		44,690		44,641
Total liabilities and equity		SFr 803,931		SFr 904,849
Additional share information
Par value (in CHF per share)	[4]	SFr 1.00		SFr 1.00
Issued shares (in shares)	[4]	4,399,680,200		4,399,680,200
Common shares outstanding (in shares)	[4]	4,399,680,200		4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 1,693		SFr 1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		53		660
Trading assets, at fair value		2,372		4,261
Investment securities		1,009		0
Other investments		1,986		2,105
Net loans		1,312		245
Premises and equipment		299		422
Other assets		14,450		16,132
Liabilities and equity
Customer deposits		0		3
Trading liabilities, at fair value		27		35
Short-term borrowings		81		9,384
Long-term debt		14,826		13,452
Other liabilities		SFr 835		SFr 1,727

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515'145'579 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498'874'240 of these shares were reserved for capital instruments.
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2015. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.